PGIM S&P 500 Buffer 20 ETF - March
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 106.1%
Affiliated Mutual Fund 0.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $88,215)(wb)	88,215	$88,215
Options Purchased*~ 105.6%
(cost $15,301,099)		17,166,296

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.1% (cost $15,389,314)		17,254,511
Options Written*~ (6.1)%
(premiums received $522,462)		(985,028)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $14,866,852)		16,269,483
Liabilities in excess of other assets (0.0)%		(6,884)

Net Assets 100.0%		$16,262,599

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/27/26	$5.94		250		25	$17,149,876
State Street SPDR S&P 500 ETF Trust	Put	02/27/26	$594.18		250		25	16,420
Total Options Purchased (cost $15,301,099)								$17,166,296
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/27/26	$657.94		250		25	$(982,155)
State Street SPDR S&P 500 ETF Trust	Put	02/27/26	$475.34		250		25	(2,873)
Total Options Written (premiums received $522,462)								$(985,028)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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